Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2024
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Accounts Payable and Accrued Liabilities
16.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at,	March 31, 2024	March 31, 2023

The carrying amount of:

Accounts payable	$142.0	$59.8

Accrued liabilities	80.5	74.9

Wages and accrued vacation payable	64.3	69.9

	$286.8	$204.6